Loans (Details)	1 Months Ended		12 Months Ended
	Dec. 21, 2017 USD ($)	Nov. 08, 2017	Dec. 31, 2017 USD ($)	Dec. 21, 2017 CNY (¥)	Jan. 04, 2017 USD ($)	Jan. 04, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Jul. 13, 2016 USD ($)	Jul. 13, 2016 CNY (¥)
Short-term Debt [Line Items]
Total short term loans			$ 9,020,697				$ 2,879,853
Total loans			9,031,747				2,879,853
Less: short term loans and current portion of long term loan			9,020,697
Long term loan - due in one year			$ 11,050
Bank of Qingdao, Yantai Branch [Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges			Yantai Financing Guarantee Co., Ltd.; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company.
Total short term loans			$ 1,536,948
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch [Member]
Short-term Debt [Line Items]
Total short term loans
Bank of China, Yantai Bonded Port Areas Branch [Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges
Yantai Runtai Medical Co., Ltd. (“Runtai”);Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Yue Zhang, principal shareholder, sister of Zhuo Zhang who is principal shareholder, Director and Chief Financial Officer of the Company; Xiaojun Chen and Yuezhang each pledged an apartment for this loan.

Total short term loans							1,151,941
Bank of China, Yantai Bonded Port Areas Branch [Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges
Runtai;Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Pledged with an apartment owned by Yue Zhang, principal shareholder, sister of Zhuo Zhang.

Total short term loans			$ 1,229,559
Yantai Branch, China Everbright Bank [Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges			Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company and his wife;Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company.
Total short term loans					$ 215,990	¥ 1,500,000	215,990	$ 215,990	¥ 1,500,000
Huaxia Bank Co., Ltd., Yantai Xingfu Branch [Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges
Runtai;Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company's property and equipment

Total short term loans							1,439,926
Huaxia Bank Co., Ltd.; Yantai Xingfu Branch [Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges
Runtai;Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company's inventories

Total short term loans			$ 1,536,948
Daqing Yahualong Lubricating Oil Selling Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans							71,996
eCapital (China) Leasing Co., Ltd.[Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges	The loan is pledged with some passenger vehicles with net book value of $183,195 (RMB 1,191,941) owned by the Company, with monthly repayment payable in arrears.
Total short term loans	$ 192,580		88,266	¥ 1,253,000
Volkswagen Finance (China) Co., Ltd.[Member]
Short-term Debt [Line Items]
Description of Guarantees and Pledges		The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000), pledged with some passenger vehicles with net book value of $55,822 (RMB 363,200) owned by the Company.
Total short term loans			$ 29,181